Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 6 - Fixed Assets, net

	December 31,
	2012	2011
	U.S. Dollars
Land	863	863
Building	10,230	10,224
Machinery and equipment	9,721	8,930
Office furniture and equipment	6,680	5,267
Automobiles	99	151
Leasehold improvements	1,237	1,145

	28,830	26,580
Less accumulated depreciation	13,008	12,003

	15,822	14,577

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $1,640,  $1,911, and $1,862, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L'Israel and in August 2011 with Bank Mizrahi, a lien has been placed on the Company's facility in Israel. See Note 15(D) and Note 15(E).